REVENUE, OTHER INCOME AND GAINS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 28, 2023	Mar. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront fee receivable		$ 3,307	$ 100,041
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront fee receivable	$ 100,000
Future estimated milestone payments (up to)	$ 1,010,000